Long-Term Debt (Maximum Total Leverage Ratio) (Details) - Boyd	Dec. 31, 2015
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Maximum Consolidated Interest Coverage Ratio Required	1.75
Line of Credit Facility, Covenant Terms, Minimum Consolidated Interest Coverage Ratio Required	1.00
Four Fiscal Quarters Ended March 31, 2016 through December 31, 2016
Line of Credit Facility [Line Items]
Maximum total leverage ratio	8.25
Line of Credit Facility, Covenant Terms, Minimum Total Leverage Ratio Allowed	1,000
Four Fiscal Quarters Ended March 31, 2017 through December 31, 2017
Line of Credit Facility [Line Items]
Maximum total leverage ratio	8
Four Fiscal Quarters Ended March 31, 2018 and Thereafter
Line of Credit Facility [Line Items]
Maximum total leverage ratio	7.75